Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of March 2009

Collection Period Start	1-Mar-09	Distribution Date	15-Apr-09
Collection Period End	31-Mar-09	30/360 Days	30
Beg. of Interest Period	16-Mar-09	Actual/360 Days	30
End of Interest Period	15-Apr-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	449,735,238.83	439,713,201.03	0.7993600
Total Securities		550,081,594.75	449,735,238.83	439,713,201.03	0.7993600
Class A-1 Notes	2.814500%	77,100,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.270000%	98,000,000.00	84,831,544.05	79,154,320.32	0.8076971
Class A-2b Notes	2.106250%	75,000,000.00	64,922,100.03	60,577,285.96	0.8076971
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	2.756250%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	0.00	0.00	0.0000000
Certificates and Residual Interest	0.000000%	52,257,594.75	74,981,594.75	74,981,594.75	1.4348459

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	5,677,223.72	301,858.91	57.9308543	3.0801930
Class A-2b Notes	4,344,814.08	113,951.81	57.9308543	1.5193575
Class A-3a Notes	0.00	663,916.67	0.0000000	4.2833334
Class A-3b Notes	0.00	160,781.25	0.0000000	2.2968750
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	10,022,037.80	1,240,508.64

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	7,373,788.57
Monthly Interest	2,782,676.16
Total Monthly Payments	10,156,464.73

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	381,710.45
Aggregate Sales Proceeds Advance	318,362.42
Total Advances	700,072.87

Vehicle Disposition Proceeds:
Reallocation Payments	1,356,956.42
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	1,834,766.46
Excess Wear and Tear and Excess Mileage	3,066.50
Remaining Payoffs	0.00
Net Insurance Proceeds	314,385.89
Residual Value Surplus	1,459.87
Total Collections	14,367,172.74

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of March 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,240	499,611,616.21	9.25000%	449,735,238.83
Total Depreciation Received		(7,828,647.37)		(6,184,870.38)
Principal Amount of Gross Losses	(87)	(1,745,544.26)		(1,601,373.80)
Repurchase / Reallocation	-	-		-
Early Terminations	(26)	(529,767.35)		(482,011.38)
Scheduled Terminations	(95)	(1,870,587.28)		(1,753,782.24)
Pool Balance - End of Period	24,032	487,637,069.95	9.25000%	439,713,201.03

III. DISTRIBUTIONS

Total Collections					14,367,172.74
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					14,367,172.74

1. Net Swap Payment/Receipts					273,478.71
2. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
3. Reimbursement of Payment Advance					743,782.79
4. Reimbursement of Sales Proceeds Advance					196,201.66
5. Servicing Fee:
Servicing Fee Due					374,779.37
Servicing Fee Paid					374,779.37
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,588,242.53

6. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					301,858.91

Class A-2a Notes Monthly Interest Paid					301,858.91
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					113,951.81

Class A-2b Notes Monthly Interest Paid					113,951.81
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					663,916.67

Class A-3a Notes Monthly Interest Paid					663,916.67
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall					0.00
Class A-3b Notes Interest on Interest Carryover Shortfall					0.00
Class A-3b Notes Monthly Available Interest Distribution Amount					160,781.25

Class A-3b Notes Monthly Interest Paid					160,781.25
Chg in Class A-3b Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of March 2009

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00

Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,240,508.64
Total Note and Certificate Monthly Interest Paid	1,240,508.64
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	11,538,421.57

7. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	10,022,037.80

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	10,022,037.80
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

8. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,516,383.77

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of March 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		1,375,203.99
Required Reserve Account Amount		16,502,447.84
Supplemental Reserve Acclunt Requirement		56,010,000.00
Beginning Reserve Account Balance		30,840,347.85
Additional Cash Infusion		23,000,000.00
Reinvestment Income for the Period		26,303.82
Reserve Fund Available for Distribution		53,866,651.67
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,516,383.77
Gross Reserve Account Balance		55,383,035.44
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		55,383,035.44

V. POOL STATISTICS

Weighted Average Remaining Maturity		17.12
Monthly Prepayment Speed		59%
Lifetime Prepayment Speed		57%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,356,474.39
Securitization Value of Defaulted Receivables and Casualty Receivables	1,601,373.80	87
Aggregate Defaulted and Casualty Gain (Loss)	(244,899.41)
Pool Balance at Beginning of Collection Period	449,735,238.83
Net Loss Ratio	-0.0545%

Cumulative Net Losses for all Periods	0.8222%	4,522,593.76

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,157,440.16	320
61-90 Days Delinquent	1,923,820.19	99
91-120+ Days Delinquent	621,869.41	33
Total Delinquent Receivables:	8,703,129.76	452
60+ Days Delinquencies as Percentage of Receivables	0.57%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	465,819.00	28
Securitization Value	560,241.65
Aggregate Residual Gain (Loss)	(94,422.65)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	4,529,893.61	288
Cumulative Securitization Value	5,884,744.23
Cumulative Residual Gain (Loss)	(1,354,850.62)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		360,848.35
Reimbursement of Outstanding Advance		196,201.66
Additional Advances for current period		318,362.42
Ending Balance of Residual Advance		483,009.11

Beginning Balance of Payment Advance		1,628,936.87
Reimbursement of Outstanding Payment Advance		743,782.79
Additional Payment Advances for current period		381,710.45
Ending Balance of Payment Advance		1,266,864.53

Exhibit 99.1

Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of March 2009

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No